Commitments and Contingencies - Summary of Contractual Obligations (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	$ 34,623
2022	124,732
2023	274,050
2024	182,527
2025	165,274
Thereafter	58,018
Total	839,224
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Thereafter	58,018
Total	58,018
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	791	[1]
2022	253	[1]
Total	1,044	[1]
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	33,832
2022	124,479
2023	202,353
2024	182,527
2025	65,274
Total	608,465
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023	71,697
Total	71,697
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2025	100,000
Total	$ 100,000

[1]	The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022. The break option was exercised by the Company on April 22, 2021. Please read Note 14—Operating Lease Liabilities for additional information. The Company entered into a three-year lease for office space in New York that terminates on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments. The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000. The weighted average remaining contractual lease term for the above three office leases on June 30, 2021, was 0.68 years.